Stock-Based Compensation (Tables)	3 Months Ended
Dec. 31, 2024
Stock-Based Compensation [Abstract]
Schedule of Stock Option Activities	Activity in the Old Nukk Plan for the three months ended December 31, 2024 and the years ended September 30, 2024 and 2023 is summarized as follows:
	Number of Options	Weighted Average Exercise Price
Outstanding at September 30, 2022	20,896	$187.87
Expired	(5,358)	(186.67)
Outstanding at September 30, 2023 and 2024	15,538	188.28
Forfeited	(10,715)	(25.2)
Outstanding at December 31, 2024	4,823	(550.60)
Options exercisable at December 31, 2024	4,823	$550.60
Options expected to vest	—	$—